THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1999

ASSETS:
   Investments in U.S. Money Market Portfolio (the "Portfolio"), at value (Note 1) .......      $1,075,161,855
                                                                                                --------------
        Total Assets .....................................................................       1,075,161,855
                                                                                                --------------
LIABILITIES:
   Payables for:
      Dividends declared (Note 1).........................................................             155,316
      Shareholder services/eligible institution fees (Note 2).............................             193,165
      Administrative fee (Note 2).........................................................              64,388
      Accrued expenses and other liabilities..............................................               8,190
                                                                                                --------------
        Total Liabilities ................................................................             421,059
                                                                                                --------------
NET ASSETS, for 1,074,740,796 shares of beneficial interest outstanding ..................      $1,074,740,796
                                                                                                ==============
Net Assets Consist of:

   Paid-in capital .......................................................................      $1,074,740,796
                                                                                                ==============
NET ASSET VALUE AND OFFERING PRICE PER SHARE .............................................               $1.00
                                                                                                         =====







                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 1999

INVESTMENT INCOME (Note 1):
      Interest income allocated from Portfolio ...........................................      $   55,097,203
      Expenses allocated from Portfolio ..................................................          (2,247,176)
                                                                                                --------------
        Total Investment Income ..........................................................          52,850,027
                                                                                                --------------
EXPENSES:
     Shareholder services/eligible institution fees (Note 2)..............................           2,387,964
     Administrative fee (Note 2)..........................................................             795,988
     Trustees' fees and expenses (Note 2).................................................              56,376
     Miscellaneous expenses...............................................................             163,137
                                                                                                --------------
        Total Expenses ...................................................................           3,403,465
                                                                                                --------------
NET INVESTMENT INCOME ....................................................................      $   49,446,562
                                                                                                ==============


                       See Notes to Financial Statements.

                      THE 59 WALL STREET MONEY MARKET FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     For the years ended June 30,
                                                                                 ------------------------------------
                                                                                       1999                  1998
                                                                                 --------------          ------------
INCREASE IN NET ASSETS:
From Investment Activities:
   Net investment income.....................................................      $   49,446,562        $   49,802,906
   Total declared as dividends to shareholders...............................         (49,446,562)          (49,802,906)
                                                                                   --------------        --------------
From Share (Principal) Transactions at Net Asset Value
 of $1.00 per share:

   Shares sold...............................................................       5,683,558,406         5,146,534,637
   Shares issued in reinvestment of dividends................................          24,876,482            24,224,199
   Shares repurchased........................................................      (5,571,484,518)       (5,150,504,559)
                                                                                   --------------        --------------
      Net increase in net assets resulting from share transactions...........         136,950,370            20,254,277
NET ASSETS:
   Beginning of year.........................................................         937,790,426           917,536,149
                                                                                   --------------        --------------
   End of year ..............................................................      $1,074,740,796        $  937,790,426
                                                                                   ==============        ==============



                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year

                                                                                For the years ended June 30,
                                                                  ----------------------------------------------------
                                                                   1999        1998        1997       1996       1995
                                                                  ------      ------      ------     ------     ------
Net asset value, beginning of year .....................           $1.00       $1.00       $1.00      $1.00       $1.00
Income from investment operations:
  Net investment income.................................            0.05        0.05        0.05       0.05        0.05
Dividends to shareholders from net
   investment income ...................................           (0.05)      (0.05)      (0.05)     (0.05)      (0.05)
                                                                  ------      ------      ------     ------      ------
Net asset value, end of year ...........................           $1.00       $1.00       $1.00      $1.00       $1.00
                                                                  ======      ======      ======     ======      ======
Total return (1) .......................................            4.77%       5.22%       5.07%      5.33%       4.92%
Ratios/Supplemental Data (2):
  Net assets, end of period (000's omitted).............      $1,074,741    $937,790    $917,536   $763,972    $624,847
  Ratio of expenses to average net assets (1) ..........            0.53%       0.55%       0.55%      0.55%       0.55%
  Ratio of net investment income to average
     net assets ........................................            4.66%       5.11%       4.96%      5.14%       4.86%


---------
(1) Had the expense reimbursement agreement, which commenced July 1, 1993, not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997, 1996, and 1995, would have been 0.55%, 0.56%, and
     0.56%, respectively. For the same periods, the total return of the Fund would have been 5.07%, 5.32%, and 4.90%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.

(2) Ratios include the Fund's share of Portfolio income and expenses, as appropriate.

                      THE 59 WALL STREET MONEY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Accounting Policies. The 59 Wall Street Money Market Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1993. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 1999, there were four series of the Trust.

      The Fund  invests all of its  investable  assets in the U.S.  Money Market
Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income. The Fund earns interest income daily, net of Portfolio expenses, based on its investment in the Portfolio. Realized gain and loss, if any, from investment transactions are determined by the Portfolio on the basis of identified cost, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

            C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income or excise tax provision is required.

            D. Dividends and Distributions. Dividends from net investment income are declared daily and paid monthly to shareholders.

      2. Transactions with Affiliates.

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.075% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 1999, the Fund incurred $795,988 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the year ended June 30, 1999, the Fund incurred $2,387,964 for shareholder servicing/eligible institution services.

                      THE 59 WALL STREET MONEY MARKET FUND

      Trustees' Fees and Expenses. Each Trustee of the Fund receives an annual retainer paid by the Fund. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the year ended June 30, 1999, the Fund incurred $56,376 for such expenses.

      3. Investment Transactions. Investment transactions of the Portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
The 59 Wall Street Money Market Fund (a series of The 59 Wall Street Trust):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street Money Market Fund (a series of The 59 Wall Street Trust) as of June 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended June 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The 59 Wall Street Money Market Fund at June 30, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
August 13, 1999

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 1999
                           (expressed in U.S. dollars)

                                                                                             Annualized
                                                                                              Yield on
   Principal                                                                   Maturity       Date of         Value
    Amount                                                                       Date         Purchase      (Note 1)
 ------------                                                                  --------      -----------  ------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS (25.6%)
   $29,550,000   Federal  National  Mortgage Association*............          7/28/99         5.151%      $ 29,544,542
    50,000,000   Federal Home Loan Mortgage .........................          9/23/99         5.020         49,414,333
    16,660,000   Federal Home Loan Mortgage Corp.....................          8/13/99         5.544         16,668,301
    25,000,000   Federal National Mortgage Association*  ............          9/22/99         5.173         24,989,531
    29,850,000   Federal National Mortgage Association...............          2/23/00         5.040         29,849,806
    25,000,000   Student Loan Marketing Association*.................           2/4/00         5.334         25,003,145
    50,000,000   Student Loan Marketing Association*.................           8/1/00         5.539         49,978,952
    50,000,000   Student Loan Marketing Association*.................          1/12/00         5.539         49,989,315
                                                                                                           ------------
                   Total U.S. Government Agency Obligations .........                                      $275,437,925
                                                                                                           ------------
                CERTIFICATES OF  DEPOSIT (28.8%)
   $14,000,000   ABN Amro ...........................................          3/10/00         5.230%      $ 14,000,000
    45,000,000   Bank of Montreal ...................................          7/15/99         4.870         45,000,000
    20,000,000   Canadian Imperial Bank of Commerce .................         12/30/99         5.060         19,999,038
    14,000,000   Canadian Imperial Bank of Commerce..................          1/27/00         5.000         13,998,446
    25,000,000   Deutsche Bank AG - New York Branch .................           1/7/00         4.980         24,997,488
    45,000,000   ING Bank ...........................................         12/27/99         5.280         45,002,178
    12,000,000   National Westminster Bank, Plc......................           2/8/00         5.030         11,998,592
    20,000,000   National Westminster Bank, Plc. ....................          3/15/00         5.175         20,001,734
    14,000,000   Rabobank Nederland N. V.............................          1/12/00         5.020         13,997,836
    20,000,000   Societe Generale -  New York Branch.................         10/18/99         4.900         20,000,000
    25,000,000   Societe Generale ...................................          8/10/99         4.860         25,000,000
    11,000,000   UBS, New York ......................................          5/19/00         5.280         10,995,319
    45,000,000   Westdeutsche Landesbank, New York Branch ...........           8/9/99         4.850         45,000,000
                                                                                                           ------------
                   Total Certificates of Deposits ...................                                      $309,990,631
                                                                                                           ------------
                COMMERCIAL PAPER (35.3%)
   $45,000,000   American Express Cr. Corp ..........................          7/2/99          5.000%      $ 44,993,750
    45,000,000   American General Finance Corp.......................          7/2/99          4.720         44,994,100
    45,000,000   Chevron USA ........................................          7/6/99          4.920         44,969,250
    45,000,000   Cit Group Holdings .................................          7/6/99          5.190         44,967,563
    25,000,000   Coca Cola Co. ......................................          7/9/99          4.800         24,973,333
    45,000,000   Ford Motor Credit Co. ..............................          7/13/99         5.160         44,922,600
    45,000,000   General Electric Capital Corp.......................          7/7/99          5.250         44,960,625
    40,000,000   Proctor & Gamble ...................................          7/26/99         5.110         39,858,056
    45,000,000   Prudential Funding Corp.............................          7/12/99         5.080         44,930,150
                                                                                                           ------------
                   Total  Commerical Paper  .........................                                      $379,569,427
                                                                                                           ------------


                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 1999
                           (expressed in U.S. dollars)

                                                                                             Annualized
                                                                                              Yield on
   Principal                                                                   Maturity       Date of         Value
    Amount                                                                       Date         Purchase      (Note 1)
 ------------                                                                  --------      -----------  ------------
                REPURCHASE AGREEMENTS (9.7%)
   $16,822,547   Aubrey Lanston Repo
                   (Agreement dated 6/30/99 collateralized by
                    $14,900,000 U.S. Treasury Bill, due 10/14/99,
                    and $2,385,000 U.S. Treasury Note 7.125%,
                    due 2/29/00; $16,824,603 to be received
                     upon maturity) .................................          7/1/99          4.400%      $   16,822,547
    57,000,000   J.P. Morgan & Co. Repo
                   (Agreement dated 6/30/99 collateralized by
                     $54,336,000 U.S. Treasury Notes 4.875%,
                     due 8/15/01; $57,007,521 to be received
                     upon maturity) .................................          7/1/99          4.750             57,000,000
    29,800,000   J.P. Morgan & Co. Repo
                   (Agreement dated 6/30/99 collateralized by
                     $30,358,000 U.S. Treasury Note 4.500%,
                     due 1/31/01; $29,803,725 to be received
                     upon maturity) .................................          7/1/99          4.500             29,800,000
                                                                                                            ---------------
                  Total Repurchase Agreements .......................                                       $   103,622,547
                                                                                                            ---------------
TOTAL INVESTMENTS, AT AMORTIZED COST .........................................                  99.4%       $ 1,068,620,530
OTHER ASSETS IN EXCESS OF LIABILITIES ........................................                   0.6              6,541,425
                                                                                               -----        ---------------
NET ASSETS  ..................................................................                 100.0%       $ 1,075,161,955
                                                                                               =====        ===============


---------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date). The yield shown represents the June 30, 1999 coupon rate.

                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1999
                           (expressed in U.S. dollars)



ASSETS:

   Investments, at amortized cost and value (Note 1).........................................   $1,068,620,530
   Interest receivable.......................................................................        6,838,964
   Cash. ....................................................................................            9,440
   Deferred organization expenses (Note 1)...................................................            5,697
                                                                                                --------------
        Total Assets ........................................................................    1,075,474,631
                                                                                                --------------
LIABILITIES:
   Payables for:
     Investment advisory fee (Note 2)........................................................          129,390
     Custodian fee...........................................................................           40,919
     Professional fees.......................................................................           29,000
     Administrative fee (Note 2).............................................................           30,191
     Accrued expenses and other liabilities..................................................           83,176
                                                                                                --------------
        Total Liabilities ...................................................................          312,676
                                                                                                --------------
NET ASSETS ..................................................................................   $1,075,161,955
                                                                                                ==============
Net Assets Consist of:
   Paid-in capital...........................................................................   $1,075,161,955
                                                                                                ==============



                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 1999
                           (expressed in U.S. dollars)

NET INVESTMENT INCOME:
   Income:
      Interest...............................................................................     $55,097,203
                                                                                                  -----------
   Expenses:
      Investment advisory fee (Note 2).......................................................       1,593,123
      Administrative fee (Note 2)............................................................         371,729
      Custodian fee..........................................................................         173,047
      Trustees' fees and expenses (Note 2)...................................................          51,460
      Professional fees.....................................................................           28,039
      Amortization of organization expenses (Note 1).........................................          17,060
      Miscellaneous expenses.................................................................          12,718
                                                                                                  -----------
        Total Expenses ......................................................................       2,247,176
                                                                                                  -----------
NET INVESTMENT INCOME .......................................................................     $52,850,027
                                                                                                  ===========


                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                              For the years ended June 30,
                                                                         ------------------------------------
                                                                              1999                 1998
                                                                         ---------------      ---------------
INCREASE IN NET ASSETS:
From Investment Activities:
    Net investment income..............................................   $   52,850,027        $   52,904,609
                                                                          --------------        --------------
Capital Transactions:
    Proceeds from contributions........................................    1,211,236,532           995,407,528
    Value of withdrawals...............................................   (1,127,061,572)       (1,028,078,808)
                                                                          --------------        --------------
        Net increase (decrease) in net assets resulting from
            capital transactions.......................................       84,174,960           (32,671,280)
                                                                          --------------        --------------
    Net increase in net assets.........................................      137,024,987            20,233,329
NET ASSETS:

    Beginning of year..................................................      938,136,968           917,903,639
                                                                          --------------        --------------
    End of year  ......................................................   $1,075,161,955        $  938,136,968
                                                                          ==============        ==============






                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                                               For the period
                                                                                              October 31, 1994
                                                   For the years ended June 30,               (commencement of
                                       -------------------------------------------------        operations) to
                                          1999          1998         1997          1996         June 30, 1995
                                       ----------     ---------    --------      --------     ----------------
Ratios/Supplemental Data:
    Net assets, end of year
        (000's omitted).............    $1,075,162     $938,137     $917,904      $764,477         $625,111
    Ratio of expenses to average
        net assets.....................       0.21%        0.23%        0.24%         0.24%            0.25%(1)
    Ratio of net investment income
        to average net assets..........       4.98%        5.41%        5.26%         5.45%            5.62%(1)

--------------
(1) Annualized.


                       See Notes to Financial Statements.

                           U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Accounting Policies. The U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 1999, the cost of investments for Federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements. Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

            E.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

            F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the year ended June 30, 1999, the Portfolio incurred $1,593,123 for advisory services.

     Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which with Signature Financial

                           U.S. MONEY MARKET PORTFOLIO

                           (expressed in U.S. dollars)


Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 1999, the Portfolio incurred $371,729 for administrative services.

      Trustees' Fees. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the year ended June 30, 1999, the Portfolio incurred $51,460 for Trustees' fees and expenses.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $8,433,359,534 and $8,273,485,383, respectively, for the year ended June 30, 1999.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
U.S. Money Market Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Money Market Portfolio as of June 30, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 1999 and 1998, and the financial highlights for each of the years in the five-year period ended June 30, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Money Market Portfolio at June 30, 1999, and the results of its operations, the changes in its net assets, and its financial highlights for respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 13, 1999

The 59 Wall Street Trust

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Money Market Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                                Money Market Fund
                                  ANNUAL REPORT
                                  June 30, 1999